PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid service charges and property taxes	$ 55	$ 58
Prepaid utilities	51	51
Prepaid insurance	358	412
Prepaid administrative expenses	35	63
Prepaid technical fees	22	141
Prepaid consulting fees	304	27
VAT receivable	195	50
Other receivable and other prepaid expenses	36
Total prepaid expenses and other current assets	1,056	802
Prepaid Insurance Noncurrent	$ 169	$ 217